SHAREHOLDERS' EQUITY - Common Stock Shares (Details) - $ / shares	Dec. 31, 2020	Dec. 07, 2020	Oct. 21, 2020
Class of Stock [Line Items]
Common stock, shares issued		6,875,000
Common stock, shares outstanding		6,875,000
Class A common stock
Class of Stock [Line Items]
Common stock, shares authorized	500,000,000
Common stock, par value	$ 0.0001
Common Stock, Voting Rights	one
Common stock, shares issued	1,345,092
Common stock, shares outstanding	1,345,092
Possible redemption	26,154,908
Class B common stock
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000
Common stock, par value	$ 0.0001
Common Stock, Voting Rights	one
Common stock, shares issued	6,875,000
Common stock, shares outstanding	6,875,000		8,625,000